COMMISSIONS AND FEES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Spread fees				¥ 274,630
Trading commissions, net	$ 126,600	¥ 881,367	¥ 604,375	1,875,740
Overnight fees, net				27,501
Securities advisory fee	61,354	427,134	285,086	20,704
Securities brokerage fee	12,691	88,349	50,404
Asset management fee	391	2,725	2,003
Total commissions and fees	201,036	1,399,575	941,868	2,198,575
Total customer rebates recognized			0	108,830
Commissions and fees, net
Total commissions and fees	$ 201,036	¥ 1,399,575	¥ 941,868	¥ 2,198,575